Revenue	3 Months Ended
Mar. 31, 2023
Revenue

3. Revenue

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended March 31,
	2023	2022
	$	$
License fees	760	432
Development services	1,339	966
Product sales	-	57
Royalties	18	19
Supply chain	11	43
	2,128	1,517

Pharmanovia

On March 15, 2023, with the Company’s consent, Consilient Health (“CH”) entered into an assignment agreement with Pharmanovia to transfer the current licensing agreement for the commercialization of macimorelin in the European Economic Area and the United Kingdom to Pharmanovia, as well as the current supply agreement pursuant to which the Company agreed to provide the licensed product (together, the “Assignment Agreement”). Also on March 15, 2023, the Company and Pharmanovia entered into an amendment agreement, pursuant to which the Company provided its acknowledgement and consent to the Assignment Agreement and agreed to certain amended terms which do not materially differ from the previous license and supply agreement with CH. Subsequent to the execution of the Assignment Agreement, the aggregate amount of the transaction price allocated to the Company’s unsatisfied performance obligations was $1,658 (€1,540), comprised of; the combined adult indication performance obligation of $1,233 (€1,145), and the combined pediatric indication performance obligation of $425 (€395). The Company will continue to recognize revenue over time using an output method based on units of licensed product supplied to Pharmanovia. The total units that the Company expects to supply to Pharmanovia is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgment that will be relied upon when using the outputs method to recognize revenue.

Liabilities related to contracts with customers

The following table provides a summary of deferred revenue balances:

	March 31, 2023
	Current	Non-current	Total
	$	$	$
Novo Amendment	2,005	-	2,005
Pharmanovia License Agreement	10	1,648	1,658
NK License Agreement	2	129	131
	2,017	1,777	3,794

	December 31, 2022
	Current	Non-current	Total
	$	$	$
Novo Amendment	2,914	-	2,914
Consilient Health	35	1,556	1,591
NK License Agreement	-	128	128
	2,949	1,684	4,633

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2023, and for the three months ended March 31, 2023 and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)